Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	$ (5,382)	$ (8,322)	$ (82,954)	$ (26,754)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	295	304	1,203	1,210
Stock-based compensation	1,117	1,258	4,135	69
Amortization of right-of-use asset	31
Noncash lease expense		96	362	440
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties			1,043	177
Noncash interest expense	949	33	504	2,271
Transaction costs expensed			3,329
Loss on issuance of forward purchase contract			24,475
Loss on amendment of forward purchase contracts	396		442
Loss on issuance of convertible bridge loans (including related party amounts of $74 and zero for the three months ended March 31, 2024 and 2023, respectively)	729
Gain on amendment of PIPE warrant agreement	(679)
Change in fair value of forward purchase derivative liabilities	(535)		9,784
Change in fair value of derivative warrant liabilities	(3,716)		13,503
Change in fair value of convertible 12% promissory notes	478		1,043	177
Change in fair value of legacy convertible promissory notes		1,501
Loss on sale of property and equipment, net	8
Changes in operating assets and liabilities:
Accounts receivable		29	29	(29)
Prepaid expenses and other current assets	330	(137)	(1,403)	57
Accounts payable and accrued expenses	1,853	436	3,993	443
Other current liabilities	104
Operating lease liabilities	(11)	(99)	(379)	(437)
Other, net	(1)	(13)	(14)	(4)
Net cash used in operating activities	(4,034)	(4,914)	(21,948)	(22,557)
Investing activities
Purchases of property and equipment				(101)
Sales of property and equipment	35
Purchases of capitalized software		(13)	(48)	(62)
Net cash provided by (used in) investing activities	35	(13)	(48)	(163)
Financing activities
Proceeds from exercise of common stock options		4	12	161
Proceeds from related party loans		4,500	5,300	23,000
Proceeds from amendments to and settlements of select FPA agreements	1,823
Proceeds from issuance of legacy convertible notes due to related parties		1,100
Proceeds from issuance of convertible 12% promissory notes	574
Proceeds from issuance of convertible bridge loans	700
Proceeds from issuance of bridge loans	200
Proceeds from amendment to the PIPE warrants	250
Repayments of related party loans			(300)
Proceeds from issuance of convertible promissory notes and convertible promissory notes due to related parties			6,215
Proceeds from draws on revolving line of credit			4,991
Proceeds from issuance of common stock			1,668
Proceeds from related party issuance of senior convertible promissory notes with warrants			10,000
Proceeds from issuance of PIPE warrants			10,210
Payment of debt issuance costs on revolving line of credit			(100)
Repayments on paycheck protection loan		(46)		(675)
Payment of deferred underwriting fee			(1,250)
Payment of transaction costs	(40)		(14,591)
Proceeds from collection of the receivable from shareholder in connection with FPA agreement	500
Net cash provided by financing activities	4,007	5,558	22,155	22,486
Net increase in cash, cash equivalents, and restricted cash	8	631	159	(234)
Cash, cash equivalents, and restricted cash at the beginning of period	276	117	117	351
Cash, cash equivalents, and restricted cash at the end of period	284	748	276	117
Cash and cash equivalents	34	748	26	117
Restricted cash	250		250
Total cash, cash equivalents, and restricted cash	284	748	276	117
Supplemental cash flow information
Cash paid for interest expense	120		241	35
Supplemental disclosure of noncash investing and financing activities
Related party loans and interest payable converted into common stock				66,139
Issuance of subscription receivable			32,915
Conversion of legacy convertible promissory notes (including accrued interest)			18,913
Unpaid transaction costs included in accounts payable and accrued expenses			5,802
Assumption of derivative warrant liabilities			2,046
Receivable from shareholders in connection with amendment of forward purchase contracts			500
Property and equipment included in accounts payable and accrued expenses			73	8
Deferred transaction costs included in accounts payable and accrued expenses		250
Capitalized software costs included in accounts payable and accrued expenses	15		$ 15
Right-of-use asset obtained in exchange for new operating lease liability	$ 513